SUPPLEMENT DATED JANUARY 22, 2004 TO THE
                                   TRAVELERS VARIABLE LIFE ACCUMULATOR -SERIES 2
                                                PROSPECTUS DATED OCTOBER 3, 2003


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES THE INFORMATION IN THE TRAVELERS VARIABLE LIFE ACCUMULATOR -SERIES 2 PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

On December 19, 2003, the Ayco Growth Fund merged into the Goldman Sachs Capital Growth Fund, a fund of the Goldman Sachs Variable Insurance Trust. Therefore, any reference to the Ayco Growth Fund is replaced with the Goldman Sachs Capital Growth Fund. In addition, the following information about the Goldman Sachs Capital Growth Fund replaces the similar information for the Ayco Growth Fund.

GOLDMAN SACHS VARIABLE
  INSURANCE TRUST
  Goldman Sachs            Seeks to provide long-term    Goldman Sachs Asset
    Capital Growth Fund    growth of capital by          Management, L.P. (GSAM)
                           investing in a diversified
                           portfolio of equity
                           investment s that are
                           considered by the adviser
                           to have long-term capital
                           appreciation potential.


FUND CHARGES AND EXPENSES

The second paragraph under the Fee Table section is deleted in its entirety. The Minimum/maximum Table is replaced with the following table:

                                                   MINIMUM           MAXIMUM
                                                   (BEFORE           (BEFORE
                                                REIMBURSEMENT)    REIMBURSEMENT)
-------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.27%             1.89%
(Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.)

                                                                                                         TOTAL ANNUAL
                                                 MANAGEMENT        DISTRIBUTION          OTHER             OPERATING
                                                     FEE              AND/OR            EXPENSES            EXPENSES
                                               (BEFORE EXPENSE     SERVICE FEES     (BEFORE EXPENSE     (BEFORE EXPENSE
FUNDING OPTIONS:                               REIMBURSEMENT)        (12B-1)         REIMBURSEMENT)     REIMBURSEMENT)#
-----------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
   Goldman Sachs Capital Growth Fund                0.75%              --                0.16%                  0.91%(4)

----------------------------------------------------------------------------------------------------------

(4) GSAM has agreed that it will reimburse the Fund as necessary to limit total annual fund operating expenses to 0.90% until June 30, 2005.

THE FUNDS

The following two paragraphs are added to The Funds section:

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. The Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the Policies.

The payments are generally based on a percentage of the average assets of each Fund allocated to the Investment Options under the Policy or other contracts offered by the Company. Aggregate fees relating to the different Funds may vary in amount and may be as much as 0.60% of the average net assets of a Fund attributable to the relevant policies. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are deducted from a Fund's assets as part of its Total Annual Operating Expenses. The arrangements may vary for each Fund.

DISTRIBUTION

The Distribution section is hereby deleted and replaced with the following:

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Policy.

The Policies are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Policies but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products. We intend to offer the Policy in all jurisdictions where we are licensed to do business and where the Policy is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Policies. Registered representatives who solicit sales of the Policy typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

Certain broker-dealer firms may receive additional compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates, and may be based on aggregate or anticipated sales of the Policies, meeting certain sales thresholds and/or overhead expenses incurred by the broker-dealer firms in offering the variable product. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. The Company and TDLLC have entered into such arrangements with Interlink Securities, Inc., Intersecurities, Inc., NFP Securities, Inc., The Leaders Group, Tower Square Securities, Inc.,

Transamerica Financial Advisers, Inc., Highland Capital Securities, Inc. and Underwriter Equity Corporation. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The amount and timing of overall compensation, including both commissions and additional compensation as outlined above, may vary depending on the selling and other agreementS in place, but is not expected to exceed 130.28% of the target premium and 6.5% of excess premium paid in the first Policy Year. The maximum compensation payable will not exceed 6.5% of the annual renewal premium paid after Policy Year 1. We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Funds or serves as a subadviser to a Fund of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Policies. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Policy to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Policies may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.



                                                                         L-23132

01/04